Commitments - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 577
2016	590
2017	598
2018	59
Total	$ 1,824